Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Concentrations of Credit Risk
(11)	Concentrations of Credit Risk:

Most of the Bank’s business activity is with customers located within the western part of the Commonwealth of Kentucky and middle and western Tennessee. One-to-four family residential and non residential real estate collateralize the majority of the loans. The Bank requires collateral for the majority of loans.

The distribution of commitments to extend credit approximates the distribution of loans outstanding. The contractual amounts of credit-related financial instruments such as commitments to extend credit and commercial letters of credit represent the amounts of potential accounting loss should the contract be fully drawn upon, the customer default, and the value of any existing collateral become worthless. In October of 2008, the FDIC increased its deposit coverage on all accounts to $250,000. In addition, financial institutions could choose to pay a higher premium to have all non-interest demand deposit balances insured. Compass Bank of Birmingham, Alabama, the Heritage Bank correspondent banker, elected to accept this additional coverage. Therefore, uninsured deposits are limited to those balances transferred to an overnight federal funds account. During 2013 and 2012, Heritage Bank chose not to transfer balances to an overnight federal funds account. Unlimited FDIC insurance on non-interest bearing deposits ended December 31, 2012.

At December 31, 2013, all cash and cash equivalents are deposited with Compass BBVA Bank, the Federal Reserve Bank or the Federal Home Loan Bank of Cincinnati (FHLB). Deposits at Compass BBVA Bank are insured to $250,000. All deposits at the FHLB are liabilities of the individual bank and were not federally insured. The FHLB is a government sponsored enterprise (GSE) and has the second highest rating available by all rating agencies. At December 31, 2013, total FHLB deposits were approximately $3.8 million and total deposits at the Federal Reserve were $15.4 million, none of which is insured by the FDIC.